Note 16 - Fair Value Measurements (Details Textual) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Financial Liabilities Fair Value Disclosure, Total	$ 991,012	$ 948,151
Measurement Input, Appraised Value [Member] | Minimum [Member]
Mortgage Servicing Rights, Measurement Input	0.09
Measurement Input, Appraised Value [Member] | Maximum [Member]
Mortgage Servicing Rights, Measurement Input	0.11
Measurement Input, Cost to Sell [Member] | Minimum [Member]
Mortgage Servicing Rights, Measurement Input	0.10
Impaired Loans, Measurement Input	0.10
Measurement Input, Cost to Sell [Member] | Maximum [Member]
Mortgage Servicing Rights, Measurement Input	0.20
Impaired Loans, Measurement Input	0.30
Fair Value, Recurring [Member]
Financial Liabilities Fair Value Disclosure, Total	$ 0	$ 0